Share-based payments - Equity settled, Directors and Prescribed Officers 2017 and 2013 Plans (Details)	12 Months Ended
	Dec. 31, 2021 ZAR (R) shares R / $ R / shares	Dec. 31, 2020 shares R / $
Share-based payments
Average foreign exchange rate (R/US$ rate) | R / $	14.79
Neal Froneman
Share-based payments
Average foreign exchange rate (R/US$ rate) | R / $	14.79	16.46
Sibanye 2017 and 2013 Share Plans | Neal Froneman
Share-based payments
Outstanding at beginning of the year (in shares)	7,367,415
Granted during the year (in shares)	0
Instruments exercised (in shares)	4,002,071
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 66.04
Share proceeds from instruments exercised | R	R 264,277,984
Instruments forfeited (in shares)	438,753
Outstanding at end of the year (in shares)	2,926,591	7,367,415
Sibanye 2017 and 2013 Share Plans | Charl Keyter
Share-based payments
Outstanding at beginning of the year (in shares)	3,537,172
Granted during the year (in shares)	0
Instruments exercised (in shares)	2,037,730
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 62.99
Share proceeds from instruments exercised | R	R 128,348,469
Instruments forfeited (in shares)	223,401
Outstanding at end of the year (in shares)	1,276,041	3,537,172
Sibanye 2017 and 2013 Share Plans | Dawie Mostert
Share-based payments
Outstanding at beginning of the year (in shares)	1,806,597
Granted during the year (in shares)	0
Instruments exercised (in shares)	989,754
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 62.99
Share proceeds from instruments exercised | R	R 62,340,634
Instruments forfeited (in shares)	108,510
Outstanding at end of the year (in shares)	708,333	1,806,597
Sibanye 2017 and 2013 Share Plans | Themba Nkosi
Share-based payments
Outstanding at beginning of the year (in shares)	1,545,938
Granted during the year (in shares)	0
Instruments exercised (in shares)	795,975
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 62.99
Share proceeds from instruments exercised | R	R 50,135,281
Instruments forfeited (in shares)	87,265
Outstanding at end of the year (in shares)	662,698	1,545,938
Sibanye 2017 and 2013 Share Plans | Richard Stewart
Share-based payments
Outstanding at beginning of the year (in shares)	2,092,644
Granted during the year (in shares)	0
Instruments exercised (in shares)	1,135,892
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 62.99
Share proceeds from instruments exercised | R	R 71,545,294
Instruments forfeited (in shares)	124,531
Outstanding at end of the year (in shares)	832,221	2,092,644
Sibanye 2017 and 2013 Share Plans | Robert van Niekerk
Share-based payments
Outstanding at beginning of the year (in shares)	2,977,711
Granted during the year (in shares)	0
Instruments exercised (in shares)	1,633,445
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 62.99
Share proceeds from instruments exercised | R	R 102,884,170
Instruments forfeited (in shares)	175,258
Outstanding at end of the year (in shares)	1,169,008	2,977,711
Sibanye 2017 and 2013 Share Plans | Chris Bateman
Share-based payments
Outstanding at beginning of the year (in shares)	827,604
Outstanding at end of the year (in shares)		827,604
Sibanye 2017 and 2013 Share Plans | Shadwick Bessit
Share-based payments
Outstanding at beginning of the year (in shares)	1,319,721
Outstanding at end of the year (in shares)		1,319,721
Sibanye 2017 and 2013 Share Plans | Wayne Robinson
Share-based payments
Outstanding at beginning of the year (in shares)	1,848,201
Outstanding at end of the year (in shares)		1,848,201